Short-Term Bank Loans, Net (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable [Abstract]
Schedule of short-term bank loans
	Entrust Bank			December 31,	December 31,
Lender Name	name	Interest rate	Term	2018	2017
Urumqi Changhe Financing Guarantee Co., Ltd. (“Changhe”)	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,447,930	1,534,914
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,453,996	1,536,715
Shanghai Pudong Development Bank	Shanghai Pudong Development Bank	Fixed annual rate of 7.0%	From December 22, 2016 to December 21, 2017	-	3,534,444
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd (“Zhengxin”)	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 4, 2017 to September 3, 2017	1,452,542	1,535,178
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 5, 2017 to September 4, 2017	725,544	766,821
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 11, 2017 to January 10, 2018	1,453,996	1,536,715
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to December 10, 2017	581,598	614,686
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to April 10, 2018	868,034	922,029
				7,983,640	11,981,502
Less unamortized financing cost				-	(11,526)
Short-term bank loans less unamortized financing cost				$7,983,640	$11,969,976